EMPLOYEE BENEFIT PLAN (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution per employee, percent	60.00%
Maximum annual contribution per employee, amount	$ 16,500
Cost recognized		$ 661,000	$ 521,000	$ 63,000
Vesting period	5 years
One Hundred Percent Match [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer percentage of matching contribution	100.00%
Employer matching contribution	3.00%
Fifty Percent Match [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer percentage of matching contribution	50.00%
Employer matching contribution	2.00%